Remuneration and other benefits paid to the Bank's directors and senior managers - Share-based Variable Remuneration - Cash Delivery (Details) - Directors - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
2016 variable remuneration
Remuneration of key personnel
Cash paid	€ 3,339
2016 variable remuneration | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Cash paid	1,205
2016 variable remuneration | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Cash paid	814
2016 variable remuneration | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Cash paid	603
2016 variable remuneration | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Cash paid	718
2015 variable remuneration
Remuneration of key personnel
Cash paid		€ 2,386
2015 variable remuneration | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Cash paid		840
2015 variable remuneration | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Cash paid		558
2015 variable remuneration | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Cash paid		414
2015 variable remuneration | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Cash paid		574
Deferred payments for multi-year variable remuneration awards
Remuneration of key personnel
Cash paid	2,099	2,058
Deferred payments for multi-year variable remuneration awards | Mrs. Ana Botin-Sanz de Sautuola y O'Shea
Remuneration of key personnel
Cash paid	825	826
Deferred payments for multi-year variable remuneration awards | Mr. Jose Antonio Alvarez Alvarez
Remuneration of key personnel
Cash paid	461	448
Deferred payments for multi-year variable remuneration awards | Mr. Rodrigo Echenique Gordillo
Remuneration of key personnel
Cash paid	124
Deferred payments for multi-year variable remuneration awards | Mr. Matias Rodriguez Inciarte
Remuneration of key personnel
Cash paid	€ 690	€ 784